Note 3 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of derivative instruments (Tables)	3 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of derivative instruments

Description	Level 1	Level 2	Level 3	Gains (Losses)
Derivative Liability	$-	$-	$-	$-
Total	$-	$-	$-	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2013, on a recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Derivative Liability	$-	$-	$-	$-
Total	$-	$-	$-	$-